Derecognition and offset of financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of derecognition and offsetting of financial assets and liabilities [Abstract]
Transferred financial assets that are derecognized in their entirety

1)	The book value, fair value of, and maximum exposure to loss from the financial assets that were derecognized from the consolidated financial statements of the Group through disposals, but the Group still have continuous involvements are given as below:

2016
	As of December 31					For the year ended December 31
	Classification	Carrying amount of Continuing involvement		Fair value amount of Continuing involvement		Maximum exposure to loss	Gain(loss) recognized in the year	Accumulated Gain(loss) recognized
		Asset	Liability	Asset	Liability
Conditional disposal of loans to KAMCO(*)	Off-balance item	—	—	—	—	701	—	—

2017
	As of December 31					For the year ended December 31
	Classification	Carrying amount of Continuing involvement		Fair value amount of Continuing involvement		Maximum exposure to loss	Gain(loss) recognized in the year	Accumulated Gain(loss) recognized
		Asset	Liability	Asset	Liability
Conditional disposal of loans to KAMCO(*)	Off-balance item	—	—	—	—	—	—	—

(*)	KAMCO is still in the process of collecting cash flows related to the transferred assets and the maximum exposure to loss represents the carrying amounts of the assets at the date when they were transferred to KAMCO. Under previous Korea Generally Accepted Accounting Principles (K-GAAP), the Group derecognized the transferred assets although the Group retains and continues to retain substantially all such risks and rewards and according to the transition exemptions in IFRS 1 “First-time adoption of International Financial Reporting Standard”, the Group did not reassess the derecognition criteria for these transfers. As the process of collecting cash flows is completed, there is no financial instruments that qualify for derecognition but the Group still has continuous involvement as of December 31, 2017.

Schedule of financial assets under repurchase agreement transferred during period which do not qualify for derecognition [Table Text Block]	Disposal of securities under repurchase agreement

The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition, are as follows:

		December 31, 2016	December 31, 2017
Assets transferred	AFS financial assets	2,546,683	9,998
	HTM financial assets	7,133	5,436

	Total	2,553,816	15,434

Related liabilities	Bonds sold under repurchase agreements	2,004,905	3,173

Schedule of securities lent during period which do not qualify for derecognition [Table Text Block]	Loaned securities

When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred, however, they should be returned at the end of lending period therefore the Group does not derecognize them from the consolidated financial statements as it owns majority of risks and benefits from the securities continuously regardless of the transfer of legal ownership.

		December 31, 2016	December 31, 2017	Loaned to
Financial assets at FVTPL	Equity securities- listed stock	4,459	—	Samsung Securities Co., Ltd. and others
AFS financial assets	Korean treasury and government agencies bonds	493,579	170,256	Korea Securities Depository and others

	Total	498,038	170,256

Financial instruments subject to offset enforceable master netting agreements or similar agreements

As at the end of reporting periods, the financial instruments to be set off and may be covered by master netting agreements and similar agreements are given as below:

	December 31, 2016
	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities set off	Net amounts of financial assets presented	Related amounts not set off in the statement of financial position		Net amounts
				Offsetting agreement	Cash collateral received
Financial assets:
Derivative assets and others(*1)	2,962,969	8,442	2,954,527	6,546,232	69,834	1,016,550
Receivable spot exchange(*2)	4,678,089	—	4,678,089
Bonds purchased under resale agreements(*2)	8,854,753	—	8,854,753	8,854,753	—	—
Domestic exchanges receivable(*2)(*5)	31,456,123	30,883,281	572,842	—	—	572,842

Total	47,951,934	30,891,723	17,060,211	15,400,985	69,834	1,589,392

	December 31, 2016
	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets set off	Net amounts of financial liabilities presented	Related amounts not set off in the statement of financial position		Net amounts
				Offsetting agreement	Cash collateral pledged
Financial liabilities:
Derivative liabilities and others(*1)	3,467,374	8,442	3,458,932	6,695,062	105,270	1,341,375
Payable spot exchange(*3)	4,682,775	—	4,682,775
Bonds sold under repurchase agreements(*4)	2,004,905	—	2,004,905	2,004,905	—	—
Domestic exchanges payable(*3)(*5)	39,345,524	30,883,281	8,462,243	6,161,151	—	2,301,092

Total	49,500,578	30,891,723	18,608,855	14,861,118	105,270	3,642,467

	December 31, 2017
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets set off	Net amounts of financial assets presented	Related amounts not set off in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received
Financial assets:
Derivative assets and others(*1)	2,992,476	1,710	2,990,766	5,787,448	174,415	796,629
Receivable spot exchange(*2)	3,767,726	—	3,767,726
Bonds purchased under resale agreements(*2)	16,859,064	—	16,859,064	16,859,064	—	—
Domestic exchanges receivable(*2)(*5)	39,050,227	38,985,354	64,873	—	—	64,873

Total	62,669,493	38,987,064	23,682,429	22,646,512	174,415	861,502

	December 31, 2017
	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial liabilities set off	Net amounts of financial liabilities presented	Related amounts not set off in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral pledged
Financial liabilities:
Derivative liabilities and others(*1)	3,160,217	1,710	3,158,507	5,866,682	157,750	857,961
Payable spot exchange(*3)	3,723,886	—	3,723,886
Bonds sold under repurchase agreements(*4)	3,173	—	3,173	3,173	—	—
Domestic exchanges payable(*3)(*5)	40,284,515	38,985,354	1,299,161	1,293,931	—	5,230

Total	47,171,791	38,987,064	8,184,727	7,163,786	157,750	863,191

(*1)	Others include derivatives held for trading, derivatives for hedging and equity linked securities related to derivatives.
(*2)	Items are included in loans and receivables.
(*3)	Items are included in other financial liabilities.
(*4)	Items are included in borrowings.
(*5)	Certain financial assets and liabilities are presented as offset.